Leases (Details) - Schedule of Weighted-Average Remaining Lease Term and Discount Rate Related to Operating Leases	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted-Average Remaining Lease Term and Discount Rate Related to Operating Leases [Abstract]
Weighted average remaining lease term	7 years	8 years
Weighted average discount rate	8.767%	8.767%